Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Notes Payable and Long-Term Debt
Summary of long-term debt

	December 31,
(Millions of dollars)	2015	2014
Term Loan due 2022	$500	$—
Foreign subsidiary obligations due 2020 through 2023	23	—
Total long-term debt at face value	523	—
Current maturities of long-term debt and unamortized discount	(5)	—
Long-term debt, less current maturities and unamortized discount	$518	$—